Financial Instruments and Risk Management - Disclosure of Financial Assets (Details) - USD ($) $ in Thousands		Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Financial Assets		$ 355,168	$ 368,251
Financial Assets Available-For-Sale
Disclosure of financial assets [line items]
Financial Assets		3,692	27,257
Other Financial Assets
Disclosure of financial assets [line items]
Financial Assets	[1]	$ 351,477	$ 340,994

[1]	Other financial assets include loans and receivables, excluding prepaid charges and statutory receivables, and includes cash and cash equivalents and restricted deposits held with banks.